Share-based Compensation - Additional Information (Detail) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares, granted			472,220	3,971,453
Share-based compensation					$ 474,559	$ 1,575,029	$ 356,549
Increase in share based compensation expense						$ 15,800	$ 3,600
Percentage of increase in estimate grant date of restricted share units						1.00%	1.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares, granted					2,048,991	472,220	3,971,453
Share-based compensation					$ 474,559	$ 1,575,029	$ 356,549
Unrecognized compensation expenses					$ 1,018,864
Restricted Stock Units (RSUs) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period for recognition					9 months
Restricted Stock Units (RSUs) | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period for recognition					3 years 3 months 29 days
Restricted Stock Units (RSUs) | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 209,764
Service Condition
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation, award vesting period					4 years
Stock based compensation, award vesting description					one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Valid and effective term		10 years
2018 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares, granted					2,048,991	472,220	3,971,453
2018 Plan | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares initially reserved for issuance		11,386,410		11,386,410